Quarterly Holdings Report
for

Fidelity Freedom® 2030 Fund

December 31, 2020

F30-QTLY-0221
1.811347.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 3/11/21 to 4/1/21 (a)
(Cost $4,509,339)	4,510,000	4,509,324
	Shares	Value

Domestic Equity Funds - 36.6%
Fidelity Series All-Sector Equity Fund (b)	45,131,888	$518,114,073
Fidelity Series Blue Chip Growth Fund (b)	48,004,275	805,031,689
Fidelity Series Commodity Strategy Fund (b)	206,093,859	945,970,813
Fidelity Series Growth Company Fund (b)	90,154,673	2,052,821,905
Fidelity Series Intrinsic Opportunities Fund (b)	115,092,906	2,123,464,124
Fidelity Series Large Cap Stock Fund (b)	112,682,317	1,853,624,113
Fidelity Series Large Cap Value Index Fund (b)	51,624,477	681,959,342
Fidelity Series Opportunistic Insights Fund (b)	51,772,380	1,048,390,702
Fidelity Series Small Cap Discovery Fund (b)	18,521,724	230,039,807
Fidelity Series Small Cap Opportunities Fund (b)	49,418,703	792,181,804
Fidelity Series Stock Selector Large Cap Value Fund (b)	123,459,054	1,572,868,342
Fidelity Series Value Discovery Fund (b)	84,204,034	1,206,643,811
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,955,059,703)		13,831,110,525

International Equity Funds - 31.5%
Fidelity Series Canada Fund (b)	54,428,950	628,654,371
Fidelity Series Emerging Markets Fund (b)	42,800,677	485,359,679
Fidelity Series Emerging Markets Opportunities Fund (b)	176,844,845	4,414,047,337
Fidelity Series International Growth Fund (b)	107,711,811	1,915,116,001
Fidelity Series International Small Cap Fund (b)	29,751,120	610,790,503
Fidelity Series International Value Fund (b)	189,232,658	1,909,357,524
Fidelity Series Overseas Fund (b)	154,386,547	1,914,393,183
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,696,493,874)		11,877,718,598

Bond Funds - 29.8%
Fidelity Series Emerging Markets Debt Fund (b)	22,736,370	216,904,974
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	6,646,485	71,914,967
Fidelity Series Floating Rate High Income Fund (b)	4,181,925	38,013,694
Fidelity Series High Income Fund (b)	25,297,172	239,311,250
Fidelity Series Inflation-Protected Bond Index Fund (b)	191,351,756	2,053,204,342
Fidelity Series International Credit Fund (b)	1,777,272	18,181,492
Fidelity Series Investment Grade Bond Fund (b)	640,039,544	7,629,271,370
Fidelity Series Long-Term Treasury Bond Index Fund (b)	90,569,219	830,519,735
Fidelity Series Real Estate Income Fund (b)	13,868,863	145,623,066
TOTAL BOND FUNDS
(Cost $10,790,150,251)		11,242,944,890

Short-Term Funds - 2.1%
Fidelity Cash Central Fund 0.11% (c)	46,008,611	46,017,813
Fidelity Series Government Money Market Fund 0.13% (b)(d)	676,519,777	676,519,777
Fidelity Series Short-Term Credit Fund (b)	5,487,549	56,192,505
TOTAL SHORT-TERM FUNDS
(Cost $776,752,294)		778,730,095
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,222,965,461)		37,735,013,432
NET OTHER ASSETS (LIABILITIES) - 0.0%		(92,252)
NET ASSETS - 100%		$37,734,921,180

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	102	March 2021	$19,118,880	$(4,533)	$(4,533)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	947	March 2021	100,893,380	64,361	64,361
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	657	March 2021	42,317,370	(1,208,582)	(1,208,582)
TOTAL FUTURES CONTRACTS					$(1,148,754)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,509,324.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,853
Total	$59,853

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$393,967,790	$39,327,321	$89,892,270	$35,029,804	$(5,829,160)	$180,540,392	$518,114,073
Fidelity Series Blue Chip Growth Fund	716,855,106	271,681,027	453,827,921	264,904,114	171,591,996	98,731,481	805,031,689
Fidelity Series Canada Fund	411,006,158	104,341,318	65,737,847	13,056,501	(2,246,673)	181,291,415	628,654,371
Fidelity Series Commodity Strategy Fund	967,436,715	60,119,426	273,628,783	3,995,094	(118,537,109)	310,580,564	945,970,813
Fidelity Series Emerging Markets Debt Fund	178,867,660	17,974,743	12,702,934	7,685,298	(85,217)	32,850,722	216,904,974
Fidelity Series Emerging Markets Debt Local Currency Fund	--	67,400,592	297,870	412,757	3,539	4,808,706	71,914,967
Fidelity Series Emerging Markets Fund	262,115,431	88,804,487	50,397,702	6,672,252	2,061,890	182,775,573	485,359,679
Fidelity Series Emerging Markets Opportunities Fund	2,490,261,251	751,695,246	499,439,716	128,940,978	35,321,399	1,636,209,157	4,414,047,337
Fidelity Series Floating Rate High Income Fund	34,443,433	2,218,413	3,073,297	1,250,956	(217,381)	4,642,526	38,013,694
Fidelity Series Government Money Market Fund 0.13%	880,988,473	568,180,501	772,649,197	848,347	--	--	676,519,777
Fidelity Series Growth Company Fund	1,488,543,420	526,815,833	665,270,224	510,339,890	344,180,545	358,552,331	2,052,821,905
Fidelity Series High Income Fund	209,352,196	14,618,644	15,366,585	9,792,629	(70,232)	30,777,227	239,311,250
Fidelity Series Inflation-Protected Bond Index Fund	1,497,526,674	615,865,659	164,018,724	26,261,178	743,169	103,087,564	2,053,204,342
Fidelity Series International Credit Fund	15,917,457	1,140,294	--	1,140,294	--	1,026,070	18,181,492
Fidelity Series International Growth Fund	1,838,239,891	311,402,840	617,829,343	264,068,459	173,841,214	209,461,399	1,915,116,001
Fidelity Series International Small Cap Fund	427,359,835	14,693,259	49,594,731	4,859,597	5,430,582	212,901,558	610,790,503
Fidelity Series International Value Fund	1,593,300,623	152,434,366	445,913,655	52,175,164	(53,989,575)	663,525,765	1,909,357,524
Fidelity Series Intrinsic Opportunities Fund	1,664,194,036	106,975,047	360,506,840	89,683,534	(9,177,008)	721,978,889	2,123,464,124
Fidelity Series Investment Grade Bond Fund	5,712,460,309	2,427,231,964	691,492,733	376,962,354	(2,046,298)	183,118,128	7,629,271,370
Fidelity Series Large Cap Stock Fund	1,439,947,985	140,507,463	253,857,864	100,406,276	28,185,051	498,841,478	1,853,624,113
Fidelity Series Large Cap Value Index Fund	395,293,959	163,066,323	39,902,003	13,545,272	(917,193)	164,418,256	681,959,342
Fidelity Series Long-Term Treasury Bond Index Fund	717,667,010	325,600,957	98,116,191	87,888,015	10,432,816	(125,064,857)	830,519,735
Fidelity Series Opportunistic Insights Fund	810,250,181	162,894,824	192,814,792	129,470,254	89,933,161	178,127,328	1,048,390,702
Fidelity Series Overseas Fund	1,540,968,330	83,544,304	332,868,224	21,047,170	(12,345,236)	635,094,009	1,914,393,183
Fidelity Series Real Estate Income Fund	115,537,176	11,545,298	9,630,290	8,499,867	(930,193)	29,101,075	145,623,066
Fidelity Series Short-Term Credit Fund	53,273,544	1,151,843	174,856	1,031,264	(919)	1,942,893	56,192,505
Fidelity Series Small Cap Discovery Fund	160,684,589	8,076,134	39,548,601	6,131,848	2,804,629	98,023,056	230,039,807
Fidelity Series Small Cap Opportunities Fund	561,149,981	30,711,046	110,571,373	16,113,210	6,398,791	304,493,359	792,181,804
Fidelity Series Stock Selector Large Cap Value Fund	1,055,251,278	224,848,128	162,812,011	32,836,091	(1,010,050)	456,590,997	1,572,868,342
Fidelity Series Value Discovery Fund	786,111,272	177,694,946	112,856,372	24,611,516	(1,600,774)	357,294,739	1,206,643,811
	28,418,971,763	7,472,562,246	6,584,792,949	2,239,659,983	661,925,764	7,715,721,800	37,684,486,295

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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